Consolidated Balance Sheets (Audited) (Parenthetical) (USD $)	Jan. 31, 2012	Jan. 31, 2011
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.1	$ 0.1
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares authorized	11,000,000,000	11,000,000,000
Common stock, shares issued	3,418,000,000	3,516,000,000
Common stock, shares outstanding	3,418,000,000	3,516,000,000